FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$5,107	$5,107	$-	$-
Amounts due to related parties	125	125	-	-
Minimum rental and lease payments	863	90	336	437
Note payable	5,000	5,000	-	-
Finance lease obligations	1,937	860	1,077	-
Total	$13,032	$11,182	$1,413	$437

Schedule Of Foreign Currency Risk
	June 30, 2022		December 31, 2021
	MXN	CDN	MXN	CDN
Cash	$5,711	$283	$3,576	$1,450
Long-term investments	-	3,436	-	4,976
Reclamation bonds	-	6	-	6
Amounts receivable	-	115	-	33
Accounts payable and accrued liabilities	(19,447)	(84)	(57,604)	(211)
Due to related parties	-	(195)	-	(206)
Finance lease obligations	-	(408)	(1)	(394)
Net exposure	(13,736)	3,153	(54,029)	5,654
US dollar equivalent	$(687)	$2,447	$(2,363)	$(4,054)

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$12,791	$-	$-
Amounts receivable	-	820	-
Long-term investments	2,667	-	-
Total financial assets	$15,458	$820	$-
Financial liabilities
Warrant liability	-	-	(347)
Total financial liabilities	$-	$-	$(347)